Acquisitions - Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	1 Months Ended
	Jul. 31, 2017	Dec. 31, 2017
Business Acquisition [Line Items]
Current assets	$ 1,010
Other non-current assets	1,547
Property and equipment, net	51
Total assets acquired	13,930
Other current liabilities	622
Deferred tax liabilities	2,265
Total liabilities assumed	2,887
Net assets acquired	11,043
Purchase consideration	19,875
Remeasurement of previously held interests	13,333
Fair value of non-controlling interests	8,787
Goodwill	30,952	$ 30,952
Trademarks [Member]
Business Acquisition [Line Items]
Intangibles assets	10,679
Customer Relationships [Member]
Business Acquisition [Line Items]
Intangibles assets	168
Software Platforms [Member]
Business Acquisition [Line Items]
Intangibles assets	$ 475